Accrued Pension And Severance Costs (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2014	¥ 850
2015	929
2016	1,017
2017	1,136
2018	1,258
2019 through 2023	9,264
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2014	145
2015	175
2016	113
2017	240
2018	208
2019 through 2023	¥ 2,091